Related Party Transactions (Details Textual)	Dec. 31, 2018	Nov. 08, 2018 USD ($)	Nov. 08, 2018 CNY (¥)	Mar. 17, 2017 USD ($)	Mar. 17, 2017 CNY (¥)
Related Party Transactions (Textual)
Percentage of interest rate of related party		14.00%	14.00%
Guaranteed principal creditors amount | $				$ 3,842,500
Individual investor borrowed | $		$ 870,000
Reto International Trading Co. Ltd. [Member]
Related Party Transactions (Textual)
Percentage of interest rate of related party	5.00%
Shexian Ruibo Environmental Science and Technology Co., Ltd. [Member]
Related Party Transactions (Textual)
Percentage of interest rate of related party	5.00%
Q Green Techcon Private Limited [Member]
Related Party Transactions (Textual)
Percentage of interest rate of related party	49.00%
RMB [Member]
Related Party Transactions (Textual)
Guaranteed principal creditors amount | ¥					¥ 25,000,000
Individual investor borrowed | ¥			¥ 6,000,000